Income Taxes (Summary of (Provision) Benefit for Income Taxes by Component) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Income tax benefit (expense)	$ (5)	$ (7)	$ (15)	$ (14)	$ 29	$ (17)	$ (12)
Adjustments to goodwill						20	16
Postemployment benefits					(71)	(37)	(23)
Derivatives					18	1	4
Foreign currency translation					(2)	4
Valuation allowances	$ 29			$ 32	$ 29	$ 32	$ 17